Applicable laws and regulations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans, Default Period	30 days
Loans at amortized cost		$ 5,892,997
Minimum
Percentage of Capital Adequacy Index	8.00%
Percentage of Ordinary Primary Capital	4.50%
Percentage of Primary Capital	6.00%
Minimum | Ratio [Member]
Percentage of Liquid Assets	30.00%
Normal [Member]
Percentage of Reserve For Credit Losses	0.00%
Special mention loans
Percentage of Reserve For Credit Losses	20.00%
Substandards [Member]
Percentage of Reserve For Credit Losses	50.00%
Doubtful [Member]
Percentage of Reserve For Credit Losses	80.00%
Unrecoverable [Member]
Percentage of Reserve For Credit Losses	100.00%
Special mention loans
Loans at amortized cost	$ 10,900
Superintendence of Banks of Panama [Member]
Percentage of Liquidity Coverage Ratio	249.00%	131.00%
Maturity of Deposits in Overseas up	186 days
Percentage of Liquidity Index	79.99%	100.36%
Provisions and Credit Reserves	$ 136,000	$ 136,000
Superintendence of Banks of Panama [Member] | Minimum
Percentage of Liquidity Coverage Ratio	65.00%	50.00%